Goodwill and Intangible Assets (Details 3) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible assets subject to amortization
Gross	$ 2,274		$ 2,249	$ 2,236
Accumulated Amortization	(568)		(528)	(478)
Net	1,706		1,721	1,758
Amortization expense	39	38	51	58	83
Anticipated future amortization expense
2014			48
2015			27
2016			8
2017			6
2018			4
TruGreen
Intangible assets subject to amortization
Impairment charges			673	909	37
Impairment charges, net of tax			521	764	22
TruGreen LandCare
Intangible assets subject to amortization
Impairment charges					34
Impairment charges, net of tax					21
Customer relationships
Intangible assets subject to amortization
Gross	532		512	504
Accumulated Amortization	(479)		(447)	(407)
Net	53		65	97
Customer relationships | Minimum
Intangible assets
Estimated Remaining Useful Lives	3 years		3 years
Customer relationships | Maximum
Intangible assets
Estimated Remaining Useful Lives	10 years		10 years
Franchise agreements
Intangible assets subject to amortization
Gross	88		88	88
Accumulated Amortization	(58)		(54)	(49)
Net	30		34	39
Franchise agreements | Minimum
Intangible assets
Estimated Remaining Useful Lives	20 years		20 years
Franchise agreements | Maximum
Intangible assets
Estimated Remaining Useful Lives	25 years		25 years
Other
Intangible assets subject to amortization
Gross	46		41	36
Accumulated Amortization	(31)		(27)	(22)
Net	15		14	14
Other | Minimum
Intangible assets
Estimated Remaining Useful Lives	4 years		4 years
Other | Maximum
Intangible assets
Estimated Remaining Useful Lives	30 years		30 years
Trade names
Intangible assets not subject to amortization
Gross and Net	1,608		1,608	1,608
Intangible assets subject to amortization
Gross			1,608	1,608
Net			1,608	1,608
Non-cash trade name impairment charge	0	0	0	0	0
Trade names | TruGreen
Intangible assets subject to amortization
Non-cash trade name impairment charge	$ 139